Leases - Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease [Abstract]
Operating lease cost	$ 638	$ 580	$ 586
Short-term lease cost			20
Variable lease cost	73	52	26
Total lease cost	$ 711	$ 632	$ 632
Weighted average remaining lease term	5 years 1 month 6 days	7 years
Weighted average discount rate	8.767%	8.767%